SHARE-BASED COMPENSATION (Summary Of Information With Respect To Share Options Outstanding) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 29, 2019
Options outstanding
Weighted average exercise price (in dollars per share)			$ 0.0613
Renren stock options [Member]
Options outstanding
Number outstanding (in shares)	139,094,101
Weighted average intrinsic value	$ 5,754
Options exercisable
Number of exercisable (in shares)	117,561,450
Weighted average intrinsic value	$ 4,863
Kaixin Auto Group Incentive Plan [Member]
Options outstanding
Number outstanding (in shares)	35,281,500
Options exercisable
Number of exercisable (in shares)	13,333,151
Range of exercise price from $0.01-$0.18 [Member] | Renren stock options [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)		$ 0.01
High end of range of exercise prices (in dollars per share)		$ 0.18
Options outstanding
Number outstanding (in shares)	139,094,101
Weighted average remaining contractual life	5 years 4 months 24 days
Weighted average exercise price (in dollars per share)	$ 0.06
Weighted average intrinsic value	$ 5,754
Options exercisable
Number of exercisable (in shares)	117,561,450
Weighted average remaining contractual life	5 years 1 month 9 days
Weighted average exercise price (in dollars per share)	$ 0.06
Weighted average intrinsic value	$ 4,863
Range of exercise price from $0.3 [Member] | Kaixin Auto Group Incentive Plan [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.3
Options outstanding
Number outstanding (in shares)	35,281,500
Weighted average remaining contractual life	9 years 2 months 8 days
Weighted average exercise price (in dollars per share)	$ 0.30
Options exercisable
Number of exercisable (in shares)	13,333,151
Weighted average remaining contractual life	9 years 2 months 8 days
Weighted average exercise price (in dollars per share)	$ 0.30